Share-based payments reserve (Details 3) - Stock Options 1 [Member]	9 Months Ended
May 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	10,500,000
Number of options exercisable	4,780,000
Remaining contractual life	3 years
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	5,500,000
Number of options exercisable	3,300,000
Expiry date	Aug. 17, 2027
Remaining contractual life	2 years 2 months 12 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	2,400,000
Number of options exercisable	960,000
Expiry date	Aug. 28, 2028
Remaining contractual life	3 years 2 months 12 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.36
Number of options outstanding	2,600,000
Number of options exercisable	520,000
Expiry date	Dec. 24, 2029
Remaining contractual life	4 years 7 months 6 days